Risk Management (Details) - Schedule of Allowance Sensibility - Macro Economic [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 1,150,116	$ 1,153,593
Gross carrying amount	$ 40,917,268	$ 38,872,033
Reported ECL Coverage	2.81%	2.97%
Favorable Scenarios 2 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 970,411	$ 1,034,417
Favorable Scenario 1 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 1,032,708	$ 1,061,899
Reported ECL Coverage	2.52%	2.75%
Base Scenario [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 1,104,368	$ 1,138,881
Reported ECL Coverage	2.70%	2.95%
Unfavorable Scenario 2 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 1,176,477	$ 1,227,979
Reported ECL Coverage	2.88%	3.19%
Unfavorable Scenarios 2 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL allowance	$ 1,224,340	$ 1,268,948
Favorable Scenario 2 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.37%	2.68%
Unfavorable Scenario 1 [Member]
Risk Management (Details) - Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.99%	3.29%